Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of November 21, 2024
Pursuant to Section 4.01(c)(ii) of the Securitized Utility Tariff Property Servicing Agreement, dated as of February 23, 2024 (the “Servicing Agreement”), between, EVERGY MISSOURI WEST, INC., a Delaware corporation, as Servicer (the “Servicer”), and EVERGY MISSOURI WEST STORM FUNDING I, LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the December 1, 2024 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

			Collection Periods:	March 1, 2024 to November 30, 2024

			Payment Date:	December 1, 2024	(actual pay date 12/02/2024)

1			Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
			Securitized Utility Tariff Charge Remittances
		a)	Remittances for the Collection Period		March-24	$—
		b)	Remittances for the Collection Period		April-24	$933,047.67
		c)	Remittances for the Collection Period		May-24	$3,054,034.19
		d)	Remittances for the Collection Period		June-24	$2,947,125.71
		e)	Remittances for the Collection Period		July-24	$4,069,262.35
		f)	Remittances for the Collection Period		August-24	$4,538,240.29
		g)	Remittances for the Collection Period		September-24	$3,993,829.28
		h)	Remittances for the Collection Period		October-24	$4,064,485.90
		i)	Estimated Remittances for the Collection Period		November-24	$2,954,058.26
	i.		Total Estimated Securitized Utility Tariff Charge Remittances			$26,554,083.65

			Investment Earnings on Collection Accounts
		a)	Investment Earnings on General Subaccount			$297,287.62
		b)	Investment Earnings on Capital Subaccount			$58,704.29
		c)	Investment Earnings on Excess Funds Subaccount			$—
	ii.		Total Investment Earnings			$355,991.91
	iii.		Excess Funds Subaccount Balance as of prior Payment Date			$—
	iv.		Capital Subaccount Balance as of prior Payment Date			$1,655,635.00
			Total Collection Account Balance (sum of i. through iv. above)			$28,565,710.56

2			Outstanding Amounts as of prior Payment Date:
	i.		Tranche A-1 Outstanding Amount				$331,127,000.00
	ii.		Tranche A-2 Outstanding Amount			n/a	$—
	iii.		Aggregate Outstanding Amount of all Tranches				$331,127,000.00
			of Securitized Utility Tariff Bonds

3			Required Funding/Payments as of Current Payment Date:
			Principal				Principal Due
	i.		Tranche A-1				$11,520,946.60
	ii.		Tranche A-2			n/a	$—
	iii.		For all Tranches of Securitized Utility tariff Bonds:				$11,520,946.60

			Interest	Interest Rate	Days In Interest Period[1]	Principal Balance	Interest Due
	i.		Tranche A-1	5.104%	278	$331,127,000.00	$13,051,113.16
	ii.		Tranche A-2	n/a	n/a	n/a	$—
	iii.		For all Tranches of Securitized Utility tariff Bonds:				$13,051,113.16

						Required level	Funding Required
	iv.	Capital Subaccount				$1,655,635.00	$—

4			Allocation of Remittances as of Current Payment Date
			Pursuant to 8.02(e) of Indenture
	i.		Indenture Trustee Fees and Expenses; Indemnity Amounts				$—
	ii.		Servicing Fee				$124,172.63
	iii.		Administration Fee				$37,500.00
	iv.		Other Operating Expenses Due or Paid during Term				$7,095.60
	v.		Periodic Interest for Payment Date				$13,051,113.16
						Per $1,000 of Original
			Tranche		Aggregate	Principal Amount
		1	Tranche A-1		$13,051,113.16	$39.41

	vi.		Principal Due and payable as a result of an event of default or on final maturity				$—
	vii.		Periodic Principal for Payment Date				$11,520,946.60
						Per $1,000 of Original
			Tranche		Aggregate	Principal Amount
		1	Tranche A-1		$11,520,946.60	$34.79

	viii.		Other Unpaid Fees Owed to Indenture Trustee				$—
	ix.		Unpaid Operating Expenses related to Bonds				$—
	x.		Amount by which Required Capital Level Exceeds Capital Subaccount				$—

	xi.	Return on Evergy Missouri West Capital Contribution		$113,788.11
	xii.	Deposit to excess Funds Subaccount		$2,055,459.46
	xiii.	Released to Issuer upon retirement of all Notes		$—
		Aggregate Requirements as of Current Payment Date (4 i. though xiii.)		$26,910,075.56

5		Subaccount Withdrawals as of Current Payment (if applicable,
		pursuant to Section 8.02(e) of Indenture:
	i.	Excess Funds Subaccount		$—
	ii.	Capital Subaccount		$58,704.29
	iii.	Total Withdrawals		$58,704.29

6		Outstanding Amount and Collection Account Balance as of Current
		Payment Date (after giving effect to payments to be made on such Payment Date):
	i.	Tranche A-1 Balance	$319,606,053.40
	ii.	Excess Funds Subaccount Balance		$2,055,459.46
	iii.	Capital Subaccount Balance		$1,655,635.00
		Aggregate Reserve Account Balance		$3,711,094.46

7		Shortfall in Interest and Principal Payments as of Current Payment Date
	i.	Semi-annual Interest	Tranche A-1 Interest Payment	$—
	ii.	Semi-annual Principal	Tranche A-1 Principal Payment	$—

8		Shortfalls in Required Subaccount levels as of Current Payment Date
		Capital Subaccount		$—

1On 30/360 day basis for initial payment date.

		IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual
		Servicer’s Certificate as of the date first above written.

			EVERGY MISSOURI WEST, INC.,
			a Delaware corporation

			By: /s/ Steven P. Busser
			Steven P. Busser
			VP, Chief Accounting Officer